Bank Loan (Details) - Xiamen International Bank [Member]	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)
Bank Loan (Textual)
Borrowed amount | $	$ 13,507,041	$ 13,393,766
Fixed interest rate	1.68%	1.58%
Maturity date	Dec. 20, 2018
RMB [Member]
Bank Loan (Textual)
Borrowed amount | ¥			¥ 93,000,000